OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 6,505	$ 5,388
Government authorities		2,841	4,410
Advances to suppliers		2,703	3,102
Derivatives		110	539
Insurance receivables	[1]	32,178	8,361
Other receivables		5,168	3,689
Other accounts receivables and prepaid expenses		$ 49,505	$ 25,489

[1]	Related to bodily injury claims, see also note 11.